Equity - Stock-Based Compensation (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Stock Options
Class of Stock
Actual number of awards	228,885
Weighted-average grant-date fair value	$ 11.78
Restricted Stock
Class of Stock
Actual number of awards	199,283
Weighted-average grant-date fair value	$ 29.68